Share capital, reserves and retained earnings	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Reserves And Retained Earnings [Abstract]
Share capital, reserves and retained earnings

18 Share capital, reserves and retained earnings

As at December 31, 2022, 2021 and 2020 the equity attributable to owners of the Company is analysed as follows:

	31/12/22	31/12/21	31/12/20
Share capital	55,073	54,853	54,853
Reserves	23,292	17,449	13,043
Retained earnings	9,493	10,033	6,448
Total	87,858	82,335	74,344

As at December 31, 2022, the Company’s share capital, which is totally authorized and issued, is composed of 55,073,045 ordinary shares with par value of Euro 1 each, for a total of 55,073. The share capital increase derives from the subscription of 220,000 shares by one of the beneficiaries of the stock option plan approved by the Company in July 2022. For further information regarding the stock option plan, see note 21.

Ordinary shareholders have the right to receive dividends, as approved by shareholders’ meetings, and to express one vote per each share owned.

Share capital is owned, as at December 31, 2022, 2021 and 2020, as follows:

	31/12/22	31/12/21	31/12/20
Mr. Pasquale Natuzzi	56.2%	56.5%	56.5%
Mrs. Anna Maria Natuzzi	2.6%	2.6%	2.6%
Mrs. Annunziata Natuzzi	2.5%	2.5%	2.5%
Other investors	38.7%	38.4%	38.4%
Total	100.0%	100.0%	100.0%

An analysis of “Reserves” is as follows:

	31/12/22	31/12/21	31/12/20
Legal reserve	10,971	10,971	10,971
Majority shareholder capital contribution	488	488	488
Shareholders: unpaid share capital	(165)	—	—
Share premium reserve	175	—	—
Stock option reserve	824	—	—
Reserve for gain on disposal of Non-controlling interests	4,219	1,088	—
Foreign operations translation reserve	5,468	5,899	1,954
Remeasurement of defined benefit plan	1,312	(997)	(370)
Total	23,292	17,449	13,043

The “Legal reserve” is connected to the requirements of the Italian law, which provide that 5% of net income of the Parent Company is retained as a legal reserve, until such reserve is 20% of the issued share capital. The legal reserve may be utilized to offset losses; any portion which exceeds 20% of the issued share capital is distributable as dividends. The legal reserve totaled 10,971 as at December 31, 2022, 2021 and 2020.

The “Majority shareholder capital contribution” is one of the Parent Company’s reserves, which is restricted for capital grants received.

The "Shareholders: unpaid share capital" reserve is related to the part of the share capital subscribed by the beneficiary of the stock options and not yet paid.

The "Share premium reserve" refers to the value of the service provided by the beneficiary who subscribed to the stock option, for the portion accrued in 2022.

The "Stock option reserve" represents the value of the services provided as at 31 December 2022 by the beneficiaries of stock option plan and includes both the part accrued but not yet exercised and the part relating to the tranche not yet expired.

The “Reserve for gain on disposal of Non-controlling interests” was increased in 2022 by the recognition, for the share pertaining to the Group, of the contribution by the new shareholder Troung Thanh Furniture (TTF) who carried out the relevant payment in March 2022 for the acquisition of 20% stake in Natuzzi Singapore PTE LTD. For further details on this transaction, reference should be made to note 2.

The “Foreign operations translation reserve” relates to the translation of foreign subsidiaries’ financial statements for those subsidiaries which have assessed their functional currency being different from Euro.

The “Remeasurement of defined benefit plan” refers to the calculation of the present value of the employees’ leaving entitlement at each reporting date, in compliance with applicable regulations and adjusted to take into account actuarial gains or losses. In particular, such actuarial gains or losses are reported in OCI (see note 4 (q)).

OCI accumulated in reserves, net of tax, is reported in the following tables.

	31/12/22	31/12/21	31/12/20
Foreign operation translation	5,468	5,899	1,954
Remeasurement of defined benefit plan	1,312	(997)	(370)
Owners of the Company	6,780	4,902	1,584
Non-controlling interests	144	(27)	(119)
Total OCI	6,924	4,875	1,465

The disaggregation of changes of OCI by each type of reserve in equity is shown in the tables below.

Year ended December 31, 2022

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	524	—	524
Share of OCI of equity-method investees	(784)	—	(784)
Actuarial gains/(losses) on employees’ leaving entitlement	—	2,309	2,309
Total	(260)	2,309	2,049

Year ended December 31, 2021

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	1,709	—	1,709
Share of OCI of equity-method investees	2,328	—	2,328
Actuarial gains/(losses) on employees’ leaving entitlement	—	(627)	(627)
Total	4,037	(627)	3,410

Year ended December 31, 2020

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(3,575)	—	(3,575)
Share of OCI of equity-method investees	(373)	—	(373)
Actuarial gains/(losses) on employees’ leaving entitlement	—	(212)	(212)
Total	(3,948)	(212)	(4,160)

The Group’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Management monitors the return on capital.

The Group monitors capital using a ratio of “net debt” to “equity”. Net debt is calculated as total liabilities (as shown in the consolidated statement of financial position) less cash and cash equivalents. Equity comprises all components of equity. As at December 31, 2022, the Group’s policy is to keep the ratio below 3.20.

The Group’s net debt to equity ratio as at December 31, 2022 and 2021 is as follows:

	31/12/22	31/12/21
Total liabilities	276,051	306,186
Less cash and cash equivalents	(54,475)	(53,472)
Net debt (a)	221,576	252,714
Total equity (b)	92,556	83,846
Net debt to equity ratio (a/b)	2.39	3.01